Subsequent events (Details)	12 Months Ended	0 Months Ended
	Dec. 31, 2012 USD ($)	Sep. 30, 2013 Subsequent Event [Member] USD ($)	Sep. 30, 2013 Subsequent Event [Member] CNY	Sep. 27, 2013 Subsequent Event [Member] USD ($)	Sep. 27, 2013 Subsequent Event [Member] CNY	Sep. 19, 2013 Subsequent Event [Member] USD ($)	Sep. 16, 2013 Subsequent Event [Member] USD ($)	Sep. 16, 2013 Subsequent Event [Member] CNY	Jul. 12, 2013 Subsequent Event [Member] USD ($)	Oct. 18, 2013 Subsequent Event [Member] Jiangsu Jiajing Real Estate Company [Member] USD ($)	Oct. 18, 2013 Subsequent Event [Member] Jiangsu Jiajing Real Estate Company [Member] CNY	Oct. 21, 2013 Subsequent Event [Member] Shaan'xi Zhongmao Economic Development Co., Ltd [Member] USD ($)	Oct. 21, 2013 Subsequent Event [Member] Shaan'xi Zhongmao Economic Development Co., Ltd [Member] CNY	Sep. 19, 2013 Subsequent Event [Member] Senior Secured Convertible Note [Member] USD ($)
Subsequent Event [Line Items]
Debt instrument, aggregate principal amount														$ 75,761,009
Maturity date														Sep. 19, 2018
Stated rate														5.00%
Stock repurchase program authorized amount	20,000,000								60,000,000
Number of shares issued						12,000,000
Proceeds from convertible note and common stock						108,600,000
Payments to acquire land		52,000,000	321,000,000	163,000,000	1,000,000,000		19,000,000	116,600,000
Percentage acquired										100.00%	100.00%	51.00%	51.00%
Acquisition price										137,300,000	844,100,000	6,000,000	36,900,000
Liabilities assumed										$ 45,000,000	276,000,000